RELATED PARTY TRANSACTIONS (Amount due to Related Party) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Amount due to a related party	$ 8,021	$ 0
Property, Plant and Equipment
RELATED PARTY TRANSACTIONS
Amount due to a related party	59
Director
RELATED PARTY TRANSACTIONS
Amount due to a related party	18
Minority Interest Shareholders of Subsidiary for Consideration
RELATED PARTY TRANSACTIONS
Amount due to a related party	6,320
Data Center Operation
RELATED PARTY TRANSACTIONS
Amount due to a related party	1,325
Business Cooperation
RELATED PARTY TRANSACTIONS
Amount due to a related party	$ 299